UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05099

Pioneer Money Market Trust

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: December 31, 2023

Date of reporting period: January 1, 2023 through December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer U.S. Government Money Market Fund
Annual Report  |  December 31, 2023

A: PMTXX	R: PRXXX	Y: PRYXX

visit us: www.amundi.com/us

Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/231

Portfolio Management Discussion  |  12/31/23
In the following discussion, Portfolio Manager Gregory Palmer reviews the factors that affected the performance of Pioneer US Government Money Market Fund during the 12-month period ended December 31, 2023. Mr. Palmer, a vice president and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the daily management of the Fund, along with Timothy Rowe, Managing Director, Director of Multi-Sector Fixed Income, and a portfolio manager at Amundi US.
Q	How did the Fund perform during the 12-month period ended December 31, 2023?
A	Pioneer US Government Money Market Fund’s Class A shares returned 4.61% at net asset value during the 12-month period ended December 31, 2023.
Q	How would you describe the environment for money market investing during the 12-month period ended December 31, 2023?
A	Despite concerns about elevated inflation, US Federal Reserve (the "Fed") rate hikes, the collapse of two regional banks in March 2023, and increased geopolitical tensions around the world, the U.S. economy remained resilient in 2023 and defied consensus expectations of a recession. Strong consumption drove growth and benefited from robust employment. Corporate earnings were better than expected; even as higher interest rates pressured borrowing costs for consumers and companies. US inflation moderated faster than expected, with year over year consumer price index data declining from 6.4% in January 2023 to 3.1% in November 2023. Progress on the inflation front allowed the Fed to pause after a rate increase in July 2023 and pivot to a bias towards rate cuts in December.
U.S. Treasury yields took a dramatic path in 2023; short term yields rose in response to the cumulative 1% increase in the Fed Funds rate. Longer term yields were volatile with the ten-year Treasury yield travelling 3.83% to a low of 3.29% in April 2023 on concerns about the impact of regional bank failures, up to 4.98% in October 2023 as markets priced in “higher for forever” interest rates, and back down to 3.86% in December 2023, as inflation decelerated and the Fed pivoted to possible rate cuts. The U.S. yield curve inversion from the 2-year to the 30-year was similar
2Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

at the beginning and end of 2023, punctuated by a moderation of that inversion as 10-year Treasury yields peaked in October 2023.
Q	How did you manage the Fund’s portfolio in this environment?
A	We pursued a conservative investment policy and kept our focus on seeking to achieve our primary objectives in managing the Fund which are protecting shareholders’ capital and maintaining liquidity.
We positioned the Fund with a relatively low duration heading into the start of 2023. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.) This approach lowered interest rate risk through the Fed’s tightening cycle during the first half of the year. We have been seeking to maximize the Fund's exposure to fully collateralized tri-party overnight repurchase agreements, or "repos". (A tri-party repo is a repurchase transaction where a third party, the tri-party agent, provides operational and other related services to the cash borrower and the cash lender. In the US, the role of the tri-party agent is performed by one of two government securities clearing banks.) Repo rates have generally moved in parallel with the Federal Funds target range, which we believe may allow the Fund to earn higher yields on repos if/when interest rates increase.
We shifted some of the Fund's allocation from US Treasury floating rate notes to US Treasury bills as they cheapened over the course of the year, while maintaining our weights in agency debt.
Q	What is your investment outlook?
A	The Fed’s policy “pivot” and the substantial easing of financial conditions since October 2023 have no doubt helped lower the risk of a US economy hard landing/recession in 2024. Though lower, we still view the probability of a 2024 recession as higher than normal and elevated relative to other economic outcomes, and the interest rates markets appear to agree. Federal Funds rate futures contracts priced in a year-end 2024 Federal Funds rate of 3.75% or more than 150 basis points lower than the current Fund rates. While we are comfortable with market pricing
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/233

of the cumulative rate cuts in 2024, we disagree with market pricing of a first 25 basis point rate cut in March 2024 given current economic activity and a view that monthly core personal consumption expenditure inflation is likely to reaccelerate in the next few months.
4Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Please refer to the Schedule of Investments on pages 11  - 13  for a full listing of Fund securities.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The securities issued by U.S. government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government.
For more information on this or any Pioneer fund, please visit amundi.com/usinvestors or call 1-800-622-9876. This material must be preceded or accompanied by the Fund's current prospectus or summary prospectus.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/235

Portfolio Summary  |  12/31/23
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Floating Rate Notes, 5.368% (3 Month U.S. Treasury Money Market Yield + 4 bps), 7/31/24	8.01%
2.	U.S. Treasury Floating Rate Notes, 5.471% (3 Month U.S. Treasury Money Market Yield + 14 bps), 10/31/24	6.41
3.	U.S. Treasury Floating Rate Notes, 5.256% (3 Month U.S. Treasury Money Market Yield - 8 bps), 4/30/24	6.40
4.	U.S. Treasury Bills, 1/9/24	6.40
5.	Federal National Mortgage Association, 2.50%, 2/5/24	4.49
6.	U.S. Treasury Bills, 1/11/24	4.00
7.	U.S. Treasury Bills, 1/16/24	4.00
8.	U.S. Treasury Bills, 1/18/24	3.99
9.	U.S. Treasury Floating Rate Notes, 5.316% (3 Month U.S. Treasury Money Market Yield - 2 bps), 1/31/24	3.20
10.	Federal Home Loan Banks, 4.75%, 3/8/24	3.20

*	Excludes all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
6Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Prices and Distributions  |  12/31/23
Net Asset Value per Share
Class	12/31/23	12/31/22
A	$1.00	$1.00
R	$1.00	$1.00
Y	$1.00	$1.00

Distributions per Share: 1/1/23 - 12/31/23
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.0452	$—	$—
R	$0.0403	$—	$—
Y	$0.0457	$—	$—
Yields
	7-Day Annualized*	7-Day Effective**
A	4.86%	4.86%
R	4.38%	4.38%
Y	4.92%	4.92%

*	The 7-day annualized net yield describes the annualized income earned over a 7-day period.
**	The 7-day effective yield describes the amount one is expected to earn over a 1-year period assuming that dividends are reinvested at the average rate of the last 7-days.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/237

Expense Ratio (Per prospectus dated May 1, 2023)
Gross
A	0.65
R	0.99
Y	0.46
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Amundi US has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Amundi US and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Amundi US at any time without notice.
Please refer to the financial highlights for a more current expense ratio.
Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
8Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on actual returns from July 1, 2023 through December 31, 2023.
Share Class	A	R	Y
Beginning Account Value on 7/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 12/31/23	$1,024.50	$1,022.00	$1,024.80
Expenses Paid During Period*	$2.81	$5.30	$2.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, 1.04%, and 0.50% for Class A, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the one-half year period).
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/239

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2023 through December 31, 2023.
Share Class	A	R	Y
Beginning Account Value on 7/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 12/31/23	$1,022.43	$1,019.96	$1,022.68
Expenses Paid During Period*	$2.80	$5.30	$2.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, 1.04%, and 0.50% for Class A, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the one-half year period).
10Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Schedule of Investments  |  12/31/23
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.5%
	U.S. Government and Agency Obligations — 62.7% of Net Assets
3,650,000	Federal Farm Credit Banks Funding Corp., 0.250%, 2/26/24	$ 3,621,426
1,200,000(a)	Federal Farm Credit Banks Funding Corp., 5.430%, (SOFR + 4 bps), 1/4/24	1,199,985
335,000(a)	Federal Farm Credit Banks Funding Corp., 5.470%, (SOFR + 8 bps), 4/26/24	335,003
300,000(a)	Federal Farm Credit Banks Funding Corp., 5.480%, (SOFR + 9 bps), 9/16/24	299,956
3,500,000(a)	Federal Farm Credit Banks Funding Corp., 5.510%, (SOFR + 12 bps), 1/22/24	3,500,067
8,370,000	Federal Home Loan Banks, 2.125%, 2/28/24	8,327,129
4,760,000	Federal Home Loan Banks, 2.500%, 2/13/24	4,743,626
210,000	Federal Home Loan Banks, 3.250%, 3/8/24	209,164
600,000	Federal Home Loan Banks, 3.375%, 3/8/24	597,758
345,000	Federal Home Loan Banks, 3.625%, 2/28/24	343,995
10,000,000	Federal Home Loan Banks, 4.750%, 3/8/24	9,987,491
1,080,000	Federal Home Loan Banks, 4.875%, 6/14/24	1,077,606
14,045,000	Federal National Mortgage Association, 2.500%, 2/5/24	14,005,756
6,000,000(b)	U.S. Treasury Bills, 1/2/24	5,999,119
20,000,000(b)	U.S. Treasury Bills, 1/9/24	19,976,551
12,500,000(b)	U.S. Treasury Bills, 1/11/24	12,481,606
12,500,000(b)	U.S. Treasury Bills, 1/16/24	12,472,651
12,500,000(b)	U.S. Treasury Bills, 1/18/24	12,468,907
5,000,000(b)	U.S. Treasury Bills, 1/23/24	4,983,877
20,000,000(a)	U.S. Treasury Floating Rate Notes, 5.256%, (3 Month U.S. Treasury Money Market Yield - 8 bps), 4/30/24	19,994,825
10,000,000(a)	U.S. Treasury Floating Rate Notes, 5.316%, (3 Month U.S. Treasury Money Market Yield - 2 bps), 1/31/24	10,000,161
25,000,000(a)	U.S. Treasury Floating Rate Notes, 5.368%, (3 Month U.S. Treasury Money Market Yield + 4 bps), 7/31/24	25,004,737
20,000,000(a)	U.S. Treasury Floating Rate Notes, 5.471%, (3 Month U.S. Treasury Money Market Yield + 14 bps), 10/31/24	20,019,750
5,000,000	U.S. Treasury Notes, 2.500%, 1/31/24	4,988,371
	Total U.S. Government and Agency Obligations (Cost $196,639,517)	$196,639,517

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2311

Schedule of Investments  |  12/31/23 (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 36.8% of Net Assets
	Repurchase Agreements — 36.8%
28,880,000	Bank of America, 5.34%, dated 12/29/23,
to be purchased on 1/2/24 for $28,897,135,
collateralized by the following:
$1,296,735 Federal National Mortgage Association,
5.451%-5.996%, 11/1/28-11/1/53,
	$28,160,865 Government National Mortgage Association, 3.0%-7.0%, 7/15/24-11/20/63	$ 28,880,000
28,880,000	Scotia Capital Inc., 5.34%, dated 12/29/23, to be purchased on 1/2/24 for $28,897,135, collateralized by the following: $101,596 Federal Home Loan Mortgage Corporation, 3.0%, 5/1/28, $4,086 Federal National Mortgage Association, 2.5%-5.0%, 3/1/35-5/1/53, $29,369,449 U.S. Treasury Bill, 12/26/24	28,880,000
28,880,000	RBC Dominion Securities Inc., 5.33%, dated 12/29/23, to be purchased on 1/2/24 for $28,897,103, collateralized by the following: $328,339 U.S. Treasury Bill, 2/6/24-2/20/24, $29,146,753 U.S. Treasury Floating Rate Note, 5.368%, 7/31/24	28,880,000
14,440,000	Toronto-Dominion Bank, 5.32%, dated 12/29/23, to be purchased on 1/2/24 for $14,448,536, collateralized by $14,728,814 U.S. Treasury Note, 2.25%-3.5%, 3/31/24-4/30/28	14,440,000
14,440,000	Toronto-Dominion Bank, 5.34%, dated 12/29/23, to be purchased on 1/2/24 for $14,448,568, collateralized by $14,728,801 Government National Mortgage Association, 6.0%-6.5%, 5/20/53-10/20/53	14,440,000
		$115,520,000

	TOTAL SHORT TERM INVESTMENTS (Cost $115,520,000)	$ 115,520,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $312,159,517)	$312,159,517
	OTHER ASSETS AND LIABILITIES — 0.5%	$ 1,532,994
	net assets — 100.0%	$313,692,511

The accompanying notes are an integral part of these financial statements.
12Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2023.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
At December 31, 2023, the net unrealized appreciation on investments based on cost for federal tax purposes of $312,159,517 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—
Net unrealized appreciation	$—
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$196,639,517	$—	$196,639,517
Repurchase Agreements	—	115,520,000	—	115,520,000
Total Investments in Securities	$ —	$ 312,159,517	$ —	$ 312,159,517
During the year ended December 31, 2023, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2313

Statement of Assets and Liabilities  |  12/31/23
ASSETS:
Investments in unaffiliated issuers, at value (cost $196,639,517)	$196,639,517
Repurchase Agreements, at value (cost $115,520,000)	115,520,000
Cash	393,360
Receivables —
Fund shares sold	946,288
Interest	1,273,362
Other assets	19,385
Total assets	$314,791,912
LIABILITIES:
Payables —
Fund shares repurchased	$ 610,526
Distributions	292,068
Trustees' fees	10,623
Professional fees	67,521
Transfer agent fees	20,871
Printing fees	6,611
Custodian fees	8,157
Management fees	15,016
Administrative expenses	13,977
Distribution fees	164
Accrued expenses	53,867
Total liabilities	$ 1,099,401
NET ASSETS:
Paid-in capital	$313,679,348
Distributable earnings	13,163
Net assets	$313,692,511
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $243,757,073/243,875,811 shares)	$ 1.00
Class R (based on $2,441,742/2,442,034 shares)	$ 1.00
Class Y (based on $67,493,696/67,513,497 shares)	$ 1.00
The accompanying notes are an integral part of these financial statements.
14Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Statement of Operations FOR THE YEAR ENDED 12/31/23
INVESTMENT INCOME:
Interest from unaffiliated issuers	$16,418,134
Total Investment Income		$16,418,134
EXPENSES:
Management fees	$ 1,133,699
Administrative expenses	145,128
Transfer agent fees
Class A	98,131
Class R	914
Class Y	2,300
Distribution fees
Class A	383,509
Class R	10,554
Shareholder communications expense	49,439
Custodian fees	839
Registration fees	110,329
Professional fees	80,155
Printing expense	34,795
Officers' and Trustees' fees	15,234
Insurance expense	5,731
Miscellaneous	75,322
Total expenses		$ 2,146,079
Less fees waived and expenses reimbursed by the Adviser and the Distributor		(383,905)
Net expenses		$ 1,762,174
Net investment income		$14,655,960
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ —
Net increase in net assets resulting from operations		$14,655,960
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2315

Statements of Changes in Net Assets
	Year Ended 12/31/23	Year Ended 12/31/22
FROM OPERATIONS:
Net investment income (loss)	$ 14,655,960	$ 4,306,350
Net realized gain (loss) on investments	—	(2,258)
Net increase in net assets resulting from operations	$ 14,655,960	$ 4,304,092
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.0452 and $0.0138 per share, respectively)	$ (11,522,213)	$ (3,485,188)
Class R ($0.0403 and $0.0107 per share, respectively)	(85,582)	(19,061)
Class Y ($0.0457 and $0.0139 per share, respectively)	(3,022,289)	(869,716)
Total distributions to shareholders	$ (14,630,084)	$ (4,373,965)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 157,570,371	$ 205,239,750
Reinvestment of distributions	11,536,119	3,479,367
Cost of shares repurchased	(185,264,521)	(149,951,582)
Net increase (decrease) in net assets resulting from Fund share transactions	$ (16,158,031)	$ 58,767,535
Net increase (decrease) in net assets	$ (16,132,155)	$ 58,697,662
NET ASSETS:
Beginning of year	$ 329,824,666	$ 271,127,004
End of year	$ 313,692,511	$ 329,824,666
The accompanying notes are an integral part of these financial statements.
16Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount	Year Ended 12/31/22 Shares	Year Ended 12/31/22 Amount
Class A
Shares sold	126,416,260	$ 126,416,260	173,938,932	$ 173,938,932
Reinvestment of distributions	11,292,854	11,292,854	3,414,327	3,414,327
Less shares repurchased	(159,688,538)	(159,688,538)	(127,110,422)	(127,110,422)
Net increase (decrease)	(21,979,424)	$ (21,979,424)	50,242,837	$ 50,242,837
Class R
Shares sold	893,141	$ 893,141	1,164,153	$ 1,164,153
Reinvestment of distributions	83,450	83,450	18,497	18,497
Less shares repurchased	(441,190)	(441,190)	(860,517)	(860,517)
Net increase	535,401	$ 535,401	322,133	$ 322,133
Class Y
Shares sold	30,260,970	$ 30,260,970	30,136,665	$ 30,136,665
Reinvestment of distributions	159,815	159,815	46,543	46,543
Less shares repurchased	(25,134,793)	(25,134,793)	(21,980,643)	(21,980,643)
Net increase	5,285,992	$ 5,285,992	8,202,565	$ 8,202,565
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2317

Financial Highlights
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class A
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.045	$ 0.015	$ 0.000(b)	$ 0.002	$ 0.015
Net realized and unrealized gain (loss) on investments	0.000	(0.001)	0.000(b)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$ 0.045	$ 0.014	$ 0.000(b)	$ 0.002	$ 0.015
Distributions to shareholders:
Net investment income	$ (0.045)	$ (0.014)	$ (0.000)(b)	$ (0.002)(c)	$ (0.015)(c)
Total distributions	$ (0.045)	$ (0.014)	$ (0.000)(b)	$ (0.002)	$ (0.015)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	4.61%	1.39%	0.02%	0.20%	1.50%
Ratio of net expenses to average net assets	0.55%	0.39%	0.04%	0.25%	0.69%
Ratio of net investment income (loss) to average net assets	4.52%	1.45%	0.03%	0.16%	1.50%
Net assets, end of period (in thousands)	$243,757	$265,715	$215,528	$257,214	$197,032
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.70%	0.65%	0.79%	0.79%	0.84%
Net investment income (loss) to average net assets	4.37%	1.19%	(0.72)%	(0.38)%	1.35%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to sharehoders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
18Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class R
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.040	$ 0.012	$ 0.000(b)	$ 0.001	$ 0.010
Net realized and unrealized gain (loss) on investments	0.000	(0.001)	0.000(b)	0.000(b)	0.001
Net increase (decrease) from investment operations	$ 0.040	$ 0.011	$ 0.000(b)	$ 0.001	$ 0.011
Distributions to shareholders:
Net investment income	$(0.040)	$(0.011)	$(0.000)(b)	$(0.001)(c)	$(0.011)(c)
Total distributions	$ (0.040)	$ (0.011)	$ (0.000)(b)	$ (0.001)	$ (0.011)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	4.11%	1.07%	0.02%	0.12%	1.08%
Ratio of net expenses to average net assets	1.04%	0.72%	0.06%	0.30%	1.12%
Ratio of net investment income (loss) to average net assets	4.06%	1.17%	0.01%	0.09%	1.03%
Net assets, end of period (in thousands)	$ 2,442	$ 1,906	$ 1,585	$ 1,825	$ 885
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.06%	0.99%	1.11%	1.08%	1.12%
Net investment income (loss) to average net assets	4.04%	0.90%	(1.04)%	(0.69)%	1.03%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to sharehoders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2319

Financial Highlights  (continued)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class Y
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.046	$ 0.014	$ 0.000(b)	$ 0.002	$ 0.017
Net realized and unrealized gain (loss) on investments	0.000	0.000(b)	0.000(b)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$ 0.046	$ 0.014	$ 0.000(b)	$ 0.002	$ 0.017
Distributions to shareholders:
Net investment income	$ (0.046)	$ (0.014)	$ (0.000)(b)	$ (0.002)(c)	$ (0.017)(c)
Total distributions	$ (0.046)	$ (0.014)	$ (0.000)(b)	$ (0.002)	$ (0.017)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	4.67%	1.40%	0.02%	0.22%	1.67%
Ratio of net expenses to average net assets	0.50%	0.38%	0.05%	0.24%	0.52%
Ratio of net investment income (loss) to average net assets	4.58%	1.42%	0.02%	0.19%	1.66%
Net assets, end of period (in thousands)	$67,494	$62,204	$54,015	$48,542	$42,343
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.50%	0.46%	0.51%	0.53%	0.52%
Net investment income (loss) to average net assets	4.58%	1.34%	(0.44)%	(0.10)%	1.66%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to sharehoders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
20Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Notes to Financial Statements  |  12/31/23
1. Organization and Signiﬁcant Accounting Policies
Pioneer U.S. Government Money Market Fund (the “Fund”) is a series of Pioneer Money Market Trust (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversiﬁed, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers three classes of shares designated as Class A, Class R and Class Y shares. Class R shares commenced operations on August 1, 2017. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2321

A.	Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2023, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
22Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

At December 31, 2023, the Fund was permitted to carry forward indefinitely $2,258 of short-term losses and $218 of long-term losses.
The tax character of distributions paid during the years ended December 31, 2023 and December 31, 2022, was as follows:
	2023	2022
Distributions paid from:
Ordinary income	$14,630,084	$4,372,438
Long-term capital gains	—	1,527
Total	$ 14,630,084	$4,373,965
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$15,639
Capital loss carryforward	(2,476)
Total	$13,163
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2323

F.	Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia's invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or other factors or adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value of the Fund's investments. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the ceiling on U.S. government debt could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets, including with respect to the value and liquidity of the Fund's investments.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment
24Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund's assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund's custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2325

G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at December 31, 2023 are disclosed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the year ended December 31, 2023, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% of the Fund’s average daily net assets.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net  asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation  policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the year ended December 31, 2023 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $15,016 in management fees payable to the Adviser at December 31, 2023.
26Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer's compensation for his services as the Fund's chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the year ended December 31, 2023, the Fund paid $15,234 in Officers' and Trustees' compensation, which is reflected on the Statement of Operations as Officers' and Trustees' fees. At December 31, 2023, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees' fees of $10,623 and a payable for administrative expenses of $13,977, which includes the payable for Officers' compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended December 31, 2023, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$48,960
Class R	460
Class Y	19
Total	$49,439
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $164 in distribution fees payable to the Distributor at December 31, 2023.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2327

shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
28Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Money Market Trust and the Shareholders of Pioneer U.S. Government Money Market Fund:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pioneer U.S. Government Money Market Fund (the “Fund”) (one of the funds constituting Pioneer Money Market Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Pioneer Money Market Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2329

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the Pioneer family of funds since 2017.
Boston, Massachusetts
February 28, 2024
30Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 99.44%.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2331

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer U.S. Government Money Market Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2023 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2023, July 2023 and September 2023. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2023, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2023, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2023.
At a meeting held on September 19, 2023, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the
32Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2333

performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of each of the Fund’s Class Y shares and Class A shares was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that Amundi US was waiving fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund. The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the
34Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2335

reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees considered that Amundi US’s relationship with Amundi creates potential opportunities for Amundi US and Amundi that derive from Amundi US’s relationships with the Fund, including Amundi’s ability to market the services of Amundi US globally. The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to Amundi US. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
36Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Trustees, Officers and Service Providers
Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
Trustees and Officers
The Fund's Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 47 U.S. registered investment portfolios for which Amundi US serves as investment adviser (the “Pioneer Funds”). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.
The Statement of Additional Information of the Fund includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-225-6292.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2337

Independent Trustees
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Thomas J. Perna (73) Chairman of the Board and Trustee	Trustee since 2006. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2004 – 2008 and 2013 – present); Chairman (2008 – 2013) and Chief Executive Officer (2008 – 2012), Quadriserv, Inc. (technology products for securities lending industry); and Senior Executive Vice President, The Bank of New York (financial and securities services) (1986 – 2004)	Director, Broadridge Financial
Solutions, Inc. (investor
communications and securities
processing provider for financial
services industry) (2009 – present);
Director, Quadriserv, Inc. (2005 –
2013); and Commissioner, New
Jersey State Civil Service
Commission (2011 – 2015)
John E. Baumgardner, Jr. (72)* Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Of Counsel (2019 – present), Partner (1983-2018), Sullivan & Cromwell LLP (law firm).	Chairman, The Lakeville Journal Company, LLC, (privately-held community newspaper group) (2015-present)
Diane Durnin (66) Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Managing Director - Head of Product Strategy and Development, BNY Mellon Investment Management (investment management firm) (2012-2018); Vice Chairman – The Dreyfus Corporation (2005 – 2018): Executive Vice President Head of Product, BNY Mellon Investment Management (2007-2012); Executive Director- Product Strategy, Mellon Asset Management (2005-2007); Executive Vice President Head of Products, Marketing and Client Service, Dreyfus Corporation (investment management firm) (2000-2005); Senior Vice President Strategic Product and Business Development, Dreyfus Corporation (1994-2000)	None
38Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Benjamin M. Friedman (79) Trustee	Trustee since 2008. Serves until a successor trustee is elected or earlier retirement or removal.	William Joseph Maier Professor of Political Economy, Harvard University (1972 – present)	Trustee, Mellon Institutional Funds Investment Trust and Mellon Institutional Funds Master Portfolio (oversaw 17 portfolios in fund complex) (1989 - 2008)
Craig C. MacKay (60) Trustee	Trustee since 2021. Serves until a successor trustee is elected or earlier retirement or removal.	Partner, England & Company, LLC (advisory firm) (2012 – present); Group Head – Leveraged Finance Distribution, Oppenheimer & Company (investment bank) (2006 – 2012); Group Head – Private Finance & High Yield Capital Markets Origination, SunTrust Robinson Humphrey (investment bank) (2003 – 2006); and Founder and Chief Executive Officer, HNY Associates, LLC (investment bank) (1996 – 2003)	Director, Equitable Holdings, Inc. (financial
services holding company) (2022 – present);
Board Member of Carver Bancorp, Inc. (holding
company) and Carver Federal Savings Bank,
NA (2017 – present); Advisory Council Member,
MasterShares ETF (2016 – 2017); Advisory
Council Member, The Deal (financial market
information publisher) (2015 – 2016); Board
Co-Chairman and Chief Executive Officer, Danis
Transportation Company (privately-owned
commercial carrier) (2000 – 2003); Board
Member and Chief Financial Officer, Customer
Access Resources (privately-owned
teleservices company) (1998 – 2000); Board
Member, Federation of Protestant Welfare
Agencies (human services agency) (1993 –
present); and Board Treasurer, Harlem Dowling
Westside Center (foster care agency)
(1999 – 2018)
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2339

Independent Trustees (continued)
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Lorraine H. Monchak (67) Trustee	Trustee since 2017. (Advisory Trustee from 2014 - 2017). Serves until a successor trustee is elected or earlier retirement or removal.	Chief Investment Officer, 1199 SEIU Funds (healthcare workers union pension funds) (2001 – present); Vice President – International Investments Group, American International Group, Inc. (insurance company) (1993 – 2001); Vice President – Corporate Finance and Treasury Group, Citibank, N.A. (1980 – 1986 and 1990 – 1993); Vice President – Asset/Liability Management Group, Federal Farm Funding Corporation (government-sponsored issuer of debt securities) (1988 – 1990); Mortgage Strategies Group, Shearson Lehman Hutton, Inc. (investment bank) (1987 – 1988); Mortgage Strategies Group, Drexel Burnham Lambert, Ltd. (investment bank) (1986 – 1987)	None
Marguerite A. Piret (75)** Trustee	Trustee since 1987. Serves until a successor trustee is elected or earlier retirement or removal.	Chief Financial Officer, American Ag Energy, Inc. (technology for the environment, energy and agriculture) (2019 – present); Chief Operating Officer, North Country Growers LLC (controlled environment agriculture company) (2020 – present); Chief Executive Officer, Green Heat LLC (biofuels company) (2022 – present); President and Chief Executive Officer, Newbury Piret Company (investment banking firm) (1981 – 2019)	Director of New America High Income Fund, Inc. (closed-end investment company) (2004 – present); and Member, Board of Governors, Investment Company Institute (2000 – 2006)
40Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Fred J. Ricciardi (76) Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2020 – present); Consultant (investment company services) (2012 – 2020); Executive Vice President, BNY Mellon (financial and investment company services) (1969 – 2012); Director, BNY International Financing Corp. (financial services) (2002 – 2012); Director, Mellon Overseas Investment Corp. (financial services) (2009 – 2012); Director, Financial Models (technology) (2005-2007); Director, BNY Hamilton Funds, Ireland (offshore investment companies) (2004-2007); Chairman/Director, AIB/BNY Securities Services, Ltd., Ireland (financial services) (1999-2006); Chairman, BNY Alternative Investment Services, Inc. (financial services) (2005-2007)	None
* Mr. Baumgardner is Of Counsel to Sullivan & Cromwell LLP, which acts as counsel to the Independent Trustees of each Pioneer Fund.
** Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2341

Interested Trustees
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Lisa M. Jones (61)*** Trustee, President and Chief Executive Officer	Trustee since 2017. Serves until a successor trustee is elected or earlier retirement or removal	Director, CEO and President of Amundi US, Inc. (investment management firm) (since September 2014); Director, CEO and President of Amundi Asset Management US, Inc. (since September 2014); Director, CEO and President of Amundi Distributor US, Inc. (since September 2014); Director, CEO and President of Amundi Asset Management US, Inc. (since September 2014); Chair, Amundi US, Inc., Amundi Distributor US, Inc. and Amundi Asset Management US, Inc. (September 2014 – 2018); Managing Director, Morgan Stanley Investment Management (investment management firm) (2010 – 2013); Director of Institutional Business, CEO of International, Eaton Vance Management (investment management firm) (2005 – 2010); Director of Amundi Holdings US, Inc. (since 2017)	Director of Clearwater Analytics (provider of web-based investment accounting software for reporting and reconciliation services) (September 2022 – present)
Kenneth J. Taubes (64)***,**** Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal	Director and Executive Vice President (since 2008) and Chief Investment Officer, U.S. (since 2010) of Amundi US, Inc. (investment management firm); Director and Executive Vice President and Chief Investment Officer, U.S. of Amundi US (since 2008); Executive Vice President and Chief Investment Officer, U.S. of Amundi Asset Management US, Inc. (since 2009); Portfolio Manager of Amundi US (since 1999); Director of Amundi Holdings US, Inc. (since 2017)	None
*** Ms. Jones and Mr. Taubes are Interested Trustees because they are officers or directors of the Fund’s investment adviser and certain of its affiliates.
**** Mr. Taubes retired as a Trustee, effective January 1, 2024.
42Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

Fund Officers
Name, Age and Position Held With the Fund*****	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Christopher J. Kelley (59) Secretary and Chief Legal Officer	Since 2003. Serves at the discretion of the Board	Vice President and Associate General Counsel of Amundi US since January 2008; Secretary and Chief Legal Officer of all of the Pioneer Funds since June 2010; Assistant Secretary of all of the Pioneer Funds from September 2003 to May 2010; Vice President and Senior Counsel of Amundi US from July 2002 to December 2007	None
Thomas Reyes (61) Assistant Secretary	Since 2010. Serves at the discretion of the Board	Assistant General Counsel of Amundi US since May 2013 and Assistant Secretary of all the Pioneer Funds since June 2010; Counsel of Amundi US from June 2007 to May 2013	None
Heather L. Melito-Dezan (47) Assistant Secretary	Since 2022. Serves at the discretion of the Board	Director - Trustee and Board Relationships of Amundi US since September 2019; Assistant Secretary of Amundi US, Inc. since July 2020: Assistant Secretary of Amundi Asset Management US, Inc. since July 2020: Assistant Secretary of Amundi Distributor US, Inc. since July 2020; Assistant Secretary of all the Pioneer Funds since September 2022; Private practice from 2017 – 2019.	None
Anthony J. Koenig, Jr. (60) Treasurer and Chief Financial and Accounting Officer	Since 2021. Serves at the discretion of the Board	Managing Director, Chief Operations Officer and Fund Treasurer of Amundi US since May 2021; Treasurer of all of the Pioneer Funds since May 2021; Assistant Treasurer of all of the Pioneer Funds from January 2021 to May 2021; and Chief of Staff, US Investment Management of Amundi US from May 2008 to January 2021	None
Luis I. Presutti (58) Assistant Treasurer	Since 2000. Serves at the discretion of the Board	Director – Fund Treasury of Amundi US since 1999; and Assistant Treasurer of all of the Pioneer Funds since 1999	None
Gary Sullivan (65) Assistant Treasurer	Since 2002. Serves at the discretion of the Board	Senior Manager – Fund Treasury of Amundi US since 2012; and Assistant Treasurer of all of the Pioneer Funds since 2002	None
Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/2343

Fund Officers (continued)
Name, Age and Position Held With the Fund*****	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Antonio Furtado (41) Assistant Treasurer	Since 2020. Serves at the discretion of the Board	Fund Oversight Manager – Fund Treasury of Amundi US since 2020; Assistant Treasurer of all of the Pioneer Funds since 2020; and Senior Fund Treasury Analyst from 2012 - 2020	None
Michael Melnick (52) Assistant Treasurer	Since 2021. Serves at the discretion of the Board	Vice President - Deputy Fund Treasurer of Amundi US since May 2021; Assistant Treasurer of all of the Pioneer Funds since July 2021; Director of Regulatory Reporting of Amundi US from 2001 – 2021; and Director of Tax of Amundi US from 2000 - 2001	None
John Malone (53) Chief Compliance Officer	Since 2018. Serves at the discretion of the Board	Managing Director, Chief Compliance Officer of Amundi US Asset Management; Amundi Asset Management US, Inc.; and the Pioneer Funds since September 2018; Chief Compliance Officer of Amundi Distributor US, Inc. since January 2014.	None
Brandon Austin (51) Anti-Money Laundering Officer	Since 2022. Serves at the discretion of the Board	Director, Financial Security – Amundi Asset Management; Anti-Money Laundering Officer of all the Pioneer Funds since March 2022: Director of Financial Security of Amundi US since July 2021; Vice President, Head of BSA, AML and OFAC, Deputy Compliance Manager, Crédit Agricole Indosuez Wealth Management (investment management firm) (2013 – 2021)	None
***** Marco Pirondini has been appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
44Pioneer U.S. Government Money Market Fund | Annual Report | 12/31/23

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2023 Amundi Asset Management US, Inc. 18624-18-0224

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 (a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $29,113 payable to Ernst & Young LLP for the year ended December 31, 2023 and $27,993 for the year ended December 31, 2022.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The audit-related services fees for the Trust were $1,935 payable to Ernst & Young LLP for the year ended December 31, 2023 and $439 for the year ended December 31, 2022.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Ernst & Young LLP for tax services of $7,731 and $7,433 during the fiscal years ended December 31, 2023 and 2022, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2023 or 2022.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II—POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting

• Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings
II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule	• AICPA attest and agreed-upon procedures • Technology control assessments

	210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• Financial reporting control assessments
• Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule,	• Tax planning and support • Tax controversy assistance

	if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS

Services which are not

prohibited by the Rule,

if an officer of the Fund

determines that using the

Fund’s auditor to provide

these services creates

significant synergy in

the form of efficiency,

minimized disruption,

the ability to maintain a

desired level of

confidentiality, or where

the Fund’s auditors

posses unique or superior

qualifications to provide

these services, resulting

in superior value and

results for the Fund.

• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2)

Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31, 2023 and 2022, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Ernst & Young LLP for tax services of $7,731 and $7,433 during the fiscal years ended December 31, 2023 and 2022, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

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(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ Lisa M. Jones Lisa M. Jones, Principal Executive Officer Date March 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones Lisa M. Jones, Principal Executive Officer

Date March 5, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr. Anthony J. Koenig, Jr., Principal Financial Officer

Date March 5, 2024

*	Print the name and title of each signing officer under his or her signature.